Note 12 - Convertible Debentures, Loan Payable and Promissory Note	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
12.	CONVERTIBLE DEBENTURES, LOAN PAYABLE AND PROMISSORY NOTE

On
April 1, 2019
the Company announced that it arranged for certain financing required to bridge the Company up to the sale of its DenseLight subsidiary.

Convertible Debentures
The
first
component of the financing consists of the issuance of up to
$10.5
million (
CAD$14
million) of unsecured convertible debentures (the “Convertible Debentures”) of the Company. The Convertible Debentures were sold in multiple tranches, on a brokered private placement basis through the Company’s financial advisors, IBK Capital. During the year the Company closed five
tranches of the private placement of the Convertible Debentures that raised gross proceeds of
$3,729,921
(
CAD$4,988,292
). The Convertible Debentures, bear interest at
12%
per annum, compounded annually with
1%
payable at the beginning of each month and mature
two
years from the date of issue. The Company paid
$377,072
(
CAD$499,462
) in brokerage fees and other costs related to the closing of these five
tranches.

The Convertible Debentures are convertible at the option of the holders thereof into units at any time after
October 31, 2019
at a conversion price of
CAD$0.40
per unit for a total
12,470,730
units of the Company. Each unit will consist of
one
common share and
one
common share purchase warrant. Each common share purchase warrant will entitle the holder to purchase one
common share of the Company at a price of
CAD$0.50
per share for a period of
two
years from the date upon which the convertible debenture is converted into units. Upon completing the sale of DenseLight, holders of Convertible Debentures will have the right to cause the Company to repurchase the Convertible Debentures at face value, subject to certain restrictions. The Convertible Debentures are governed by a trust indenture between the Company and TSX Trust Company as trustee.

Insiders of the Company subscribed for
14.3%
or
$535,000
(
CAD$710,000
) of the Convertible Debentures, including the Company’s board of directors and senior management team. Insiders of IBK Capital subscribed for
4%
or
$146,000
(
CAD$200,000
) of the Convertible Debentures.

IAS
32
Financial Instruments: Presentation
define these debt securities as compound financial instruments made up of both a liability component and an equity component. The debt components of the Convertible Debentures were fair valued using effective discount rates ranging from
28.74%
to
29.71%
which the Company determined would be the interest rate of the debts without a conversion feature. The difference between the fair value of the debt component and the loan is allocated to the equity component and is included in shareholders' equity.

Because the Convertible Debentures are denominated in Canadian dollars and the conversion price is also denominated in Canadian dollars, the number of equity instruments that would be issued upon exercise of the convertible debentures are fixed. As a result, the equity component of the convertible debentures will not
be periodically remeasured.

The following table reflects the details of convertible debentures:

Convertible Debentures	Loan	Equity Component	Accretion	Debt Component
Issued April 3, 2019 (net of issue costs)	$1,293,519	$(242,004)	$128,240	$1,179,755
Issued May 3, 2019 (net of issue costs)	979,256	(183,317)	84,708	880,647
Issued June 3, 2019 (net of issue costs)	582,356	(109,017)	42,855	516,194
Issued August 2, 2019 (net of issue costs)	374,753	(70,154)	19,690	324,289
Issued September 19, 2019 (net of issue costs)	122,965	(23,019)	5,336	105,282
Effect of foreign exchange rate changes	-	-	-	82,866
Balance December 31, 2019	$3,352,849	$(627,511)	$280,829	$3,089,033

Loan Payable and Promissory Note
The
second
component of the financing consisted of a credit facility (the “Bridge Loan”) provided by Espresso Capital Ltd which granted the Company access to a maximum
$5,000,000.
The Company signed the loan documents on
April 18, 2019
and was advanced
$3,100,000
shortly thereafter.

Funds drawn on the Credit Facility bear interest at a rate of
17.25%
per annum (the "Interest Rate"), calculated daily from the date of each advance until the earlier of the due date of each such advance, if any, and
December 31, 2019 (
the "Maturity Date"). The Interest Rate is comprised of
15%
cash interest and
2.25%
deferred interest. Per the agreement, the interest rate was retroactively increased to
19.25%
because the Company did
not
consummate the sale of Denselight by
October 15, 2019.

The Company paid
$147,077
in costs related to the Bridge Loan. Additionally, the Company issued to Espresso Capital Ltd, warrants for the purchase of
3,289,500
common shares at a price of
CAD$0.35
per share. The Warrants expire on
April 18, 2020.
The fair value of the warrants was estimated on the date of issue using the Black-Scholes option pricing model with the following assumptions: volatility of
78.91%,
interest rate of
1.62%
and an expected life of
1
year. The estimated fair value assigned to the warrants was
$221,620.
The total cost of
$368,697
along with the foreign exchange impact of
$3,543
was deferred and charged against the Bridge Loan and subsequently amortized over the life of the Bridge Loan. The Bridge loan was repaid on
November 8, 2019.

Additionally, on
August 30, 2019,
the Company signed a term promissory note (the "Promissory Note") for up-to
$1,000,000
with Century Prosper Investment Corporation (the "Lender"). The Promissory Note bears interest at
15%
per annum. The Promissory Note and accrued interest are repayable on the six
-month anniversary of each advance. At the option of the Lender, the advances and accrued interest may
be repaid in full
five
days after the sale of the Company's DenseLight subsidiary. The Company was advanced
$900,000
on this Promissory Note. The
$900,000
advance and related interest of
$17,160
were repaid on
November 8, 2019.